Other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Other Receivables
Schedule of other receivables

	2022	2021

Accounts receivable - Via (*)	603	298
Receivable from sale of subsidiaries (note 8.2) (**)	72	79
Lease receivables	21	179
Receivables from sale of property and equipment	61	148
Accounts receivable from insurers	2	5
Other (***)	254	158
Allowance for doubtful accounts on other receivables (note 8.1)	(7)	(15)
	1,006	852

Current	279	294
Non-current	727	558

(*)	As the Company sold the equity interest in Via S.A. ("Via") in 2019, the amount that had been reported as related parties was reclassified to other receivables. The amount of R$603 includes R$573 corresponding to GPA's right to receive from Via the reimbursement of the deduction of ICMS from the calculation basis PIS and COFINS of its former subsidiary Globex. After obtaining a final and unappealable decision, GPA is entitled to the credits for the period from 2003 to 2010 (Note 21.7).
(**)	Receivables related to the exercise of an option to buy gas stations by a third party. The original amount of this receivable was R$50, which was adjusted since the execution of the agreement on May 28, 2012, at a rate of 110% of the CDI, with payment in 240 monthly installments. In January 2016, 5 news gas stations were sold for the amount of R$8, in 120 installments at a rate of 110% of CDI
(***)	Includes the remaining amount of R$139 receivable from Fundo Imobiliário Barzel for the sale of 17 properties related to the demobilization of Hypermarkets (Note 1.1). The Company will transfer the amounts received to Assaí, since the Company has already received the advance payment for the sale of properties from Assaí.

Schedule of other receivables allowance for doubtful accounts

	2022	2021	2020

At the beginning of the year	(15)	(11)	(15)
Allowance booked for the year	-	(4)	-
Write-off of other receivables	8	-	2
Deconsolidation Sendas	-	-	2
At the end of the year	(7)	(15)	(11)